Note 21 - Segmented Information	12 Months Ended
Dec. 31, 2018
Statement Line Items [Line Items]
Disclosure of entity's operating segments [text block]
21.	SEGMENTED INFORMATION

The Company operates
two
distinct reportable business segments as follows:

License of intellectual property: Lingo Learning is a print-based publisher of English language learning textbook programs in China. It earns significantly higher royalties from Licensing Sales compared to Finished Product Sales.

Online and offline Language Learning: ELL Technologies is a global web-based educational technology (“EdTech”) language learning, training, and assessment company. The Company provides the right to access to hosted software over a contract term without the customer taking possession of the software. The Company also provides Offline licenses for the right to use perpetual language-learning.

Transactions between operating segments and reporting segement are recorded at the exchange amount and eliminated upon consolidation.

2018	Online English Language Learning	Print-Based English Language Learning	Head Office	Total
Segmented assets	$141,238	$1,087,463	$73,303	$1,302,004
Segmented liabilities	348,214	160,750	234,446	743,410
Segmented revenue - online	206,955	-	-	206,955
Segmented revenue – offline	8,012	-		8,012
Segmented revenue – royalty	38,701	1,686,514		1,725,215
Segmented direct costs	180,832	90,188	-	271,020
Segmented selling, general & administrative	348,436	64,580	787,750	1,200,766
Segmented intangible amortization	-	-	-	-
Segmented other expense	10,918	196,079	905	207,902
Segmented impairment	-	-	-	-
Segmented profit (loss)	(475,131)	1,335,666	(788,655)	71,879

201 7	Online English Language Learning	Print-Based English Language Learning	Head Office	Total
Segmented assets	$189,200	$1,257,239	$87,633	$1,534,072
Segmented liabilities	228,418	164,294	587,606	980,318
Segmented revenue	1,088,197	1,688,571	-	2,776,768
Segmented direct costs	134,695	90,923	-	225,618
Segmented selling, general & administrative	455,915	97,404	814,834	1,368,153
Segmented intangible amortization	1,051,928	-	-	1,051,928
Segmented other expense	1,074	182,461	1,131	184,666
Segmented impairment	2,087,700	-		2,087,700
Segmented profit (loss)	(6,148,195)	1,317,783	(815,965)	(5,646,377)

2 01 6	Online English Language Learning	Print-Based English Language Learning	Head Office	Total
Segmented assets	$4,521,560	$1,675,740	$978,892	$7,176,192
Segmented liabilities	206,784	198,315	326,059	731,158
Segmented revenue	1,456,421	1,738,800	-	3,195,221
Segmented direct costs	167,597	217,787	-	385,384
Segmented selling, general & administrative	168,161	295,549	901,025	1,364,735
Segmented intangible amortization	1,003,485	-	-	1,003,485
Segmented other expense	806	192,658	1,539	195,003
Segmented profit	116,372	1,032,806	(902,564)	246,614
Segmented intangible addition	1,798,687	-	-	1,798,687

Other Financial Items	201 8	2017	2016
Print-Based English Language Learning segment income	$1,335,666	$1,317,783	$1,032,806
Online English Language Learning segment income (loss)	(475,131)	(6,148,195)	116,372
Head Office	(788,655)	(815,965)	(902,564)
Foreign exchange gain (loss)	38,351	(189,783)	(146,599)
Interest and other financial	(51,898)	(53,709)	(35,768)
Share-based payments	(162,489)	(371,513)	-
Other comprehensive income (loss)	32,202	(1,410)	60,173
Total Comprehensive Income (Loss)	$(71,954)	$(6,262,792)	$124,420

Revenue by Geographic
Region

	201 8	2017	2016
Latin America	$187,008	$997,661	$821,762
China	1,702,249	1,712,079	2,252,170
Other	50,925	67,028	121,289
	$1,940,182	$2,776,768	$3,195,221

Identifiable Non-Current Assets by Geographic
Region

	201 8	2017	2016
Canada	$52,131	$29,804	$3,467,115
China	1,033	885	-
	$53,164	$30,689	$3,467,115